Financial instruments (FI) - Assets measured at fair value on recurring basis (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and Due from Banks	SFr 212	SFr 200
Interest-bearing deposits with banks	0	26
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77,498	87,331
Securities received as collateral	38,074	32,564
Trading assets	156,334	165,150
Investment securities	2,191	2,489
Other investments	3,506	4,096
Loans	15,307	19,528
Other intangible assets (mortgage servicing rights), at fair value	158	138
Other assets	9,018	9,383
Netting impact	(128,800)	(208,200)
Total assets at fair value, measured at net asset value per share	2,908	3,449
Recurring basis
Assets
Cash and Due from Banks	212	200
Interest-bearing deposits with banks	0	26
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77,498	87,331
Securities received as collateral	38,074	32,564
Trading assets	156,334	165,150
Trading assets, measured at net asset value per share	1,053	1,346
Investment securities	2,191	2,489
Other investments	3,506	4,096
Other investments, measured at net asset value per share	1,864	2,104
Loans	15,307	19,528
Loans - of which commercial and industrial	5,644	9,867
Loans - of which financial institutions	6,370	6,232
Other intangible assets (mortgage servicing rights), at fair value	158	138
Other assets	9,018	9,383
Other assets - of which loans held-for-sale	7,150	5,956
Netting impact	(128,756)	(208,211)
Total assets at fair value	302,298	320,905
Total assets at fair value, measured at net asset value per share	2,917	3,450
Recurring basis | Private equity
Assets
Other investments	380	582
Other investments, measured at net asset value per share	351	574
Recurring basis | Private equity - of which equity funds
Assets
Other investments	163	240
Other investments, measured at net asset value per share	141	240
Recurring basis | Hedge funds
Assets
Other investments	391	546
Other investments, measured at net asset value per share	391	546
Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	239	292
Other investments, measured at net asset value per share	239	292
Recurring basis | Other equity investments
Assets
Other investments	1,427	1,380
Other investments, measured at net asset value per share	1,122	984
Recurring basis | Other equity investments - of which private
Assets
Other investments	1,420	1,373
Other investments, measured at net asset value per share	1,122	984
Recurring basis | Life finance instruments
Assets
Other investments	1,308	1,588
Recurring basis | Debt securities
Assets
Securities received as collateral	1,378	1,039
Trading assets	72,765	65,668
Investment securities	2,066	2,400
Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	34,087	31,926
Investment securities	1,236	1,343
Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	726	377
Trading assets	11,822	14,180
Investment securities	238	287
Recurring basis | Debt securities | RMBS
Assets
Trading assets	21,719	14,758
Investment securities	207	497
Recurring basis | Debt securities | CMBS
Assets
Trading assets	2,517	2,292
Investment securities	173	14
Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	2,381	2,239
Recurring basis | Equity securities
Assets
Securities received as collateral	36,696	31,525
Trading assets	55,722	63,871
Trading assets, measured at net asset value per share	1,053	1,346
Investment securities	125	89
Recurring basis | Derivative instruments
Assets
Trading assets	19,621	26,782
Netting impact	(128,592)	(207,296)
Recurring basis | Other
Assets
Trading assets	8,226	8,829
Recurring basis | Other assets
Assets
Netting impact	(164)	(915)
Level 1 | Recurring basis
Assets
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	36,697	31,325
Trading assets	87,352	95,886
Investment securities	250	297
Other investments	25	22
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights), at fair value	0	0
Other assets	101	260
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	124,425	127,790
Level 1 | Recurring basis | Private equity
Assets
Other investments	0	0
Level 1 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0	0
Level 1 | Recurring basis | Hedge funds
Assets
Other investments	0	0
Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0	0
Level 1 | Recurring basis | Other equity investments
Assets
Other investments	25	22
Level 1 | Recurring basis | Other equity investments - of which private
Assets
Other investments	18	15
Level 1 | Recurring basis | Life finance instruments
Assets
Other investments	0	0
Level 1 | Recurring basis | Debt securities
Assets
Securities received as collateral	576	619
Trading assets	29,828	29,498
Investment securities	244	294
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	29,561	29,226
Investment securities	97	103
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	0	1
Trading assets	179	180
Investment securities	0	0
Level 1 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	0	0
Investment securities	0	0
Level 1 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	0	0
Investment securities	0	0
Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	0	0
Level 1 | Recurring basis | Equity securities
Assets
Securities received as collateral	36,121	30,706
Trading assets	51,025	58,490
Investment securities	6	3
Level 1 | Recurring basis | Derivative instruments
Assets
Trading assets	3,577	5,631
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	1,219	3,074
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	19	18
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	2,338	2,538
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	0	0
Level 1 | Recurring basis | Other
Assets
Trading assets	2,922	2,267
Level 2 | Recurring basis
Assets
Cash and Due from Banks	212	200
Interest-bearing deposits with banks	0	25
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77,498	87,157
Securities received as collateral	1,331	1,169
Trading assets	187,767	262,449
Investment securities	1,899	2,120
Other investments	16	64
Loans	10,777	12,943
Loans - of which commercial and industrial	3,437	6,051
Loans - of which financial institutions	4,890	4,403
Other intangible assets (mortgage servicing rights), at fair value	0	0
Other assets	7,570	8,359
Other assets - of which loans held-for-sale	5,800	4,640
Total assets at fair value	287,070	374,486
Level 2 | Recurring basis | Private equity
Assets
Other investments	0	0
Level 2 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0	0
Level 2 | Recurring basis | Hedge funds
Assets
Other investments	0	0
Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0	0
Level 2 | Recurring basis | Other equity investments
Assets
Other investments	9	64
Level 2 | Recurring basis | Other equity investments - of which private
Assets
Other investments	9	64
Level 2 | Recurring basis | Life finance instruments
Assets
Other investments	7	0
Level 2 | Recurring basis | Debt securities
Assets
Securities received as collateral	802	419
Trading assets	40,645	32,193
Investment securities	1,780	2,034
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	4,256	2,408
Investment securities	1,139	1,240
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	726	375
Trading assets	10,231	12,326
Investment securities	238	287
Level 2 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	21,399	14,153
Investment securities	167	425
Level 2 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	2,501	2,227
Investment securities	171	14
Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	2,255	1,074
Level 2 | Recurring basis | Equity securities
Assets
Securities received as collateral	529	750
Trading assets	3,481	3,795
Investment securities	119	86
Level 2 | Recurring basis | Derivative instruments
Assets
Trading assets	141,347	224,142
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	84,932	133,834
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	30,302	61,448
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	18,251	20,519
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	7,107	7,388
Level 2 | Recurring basis | Other
Assets
Trading assets	2,294	2,319
Level 3 | Recurring basis
Assets
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0	1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	174
Securities received as collateral	46	70
Trading assets	8,754	12,765
Investment securities	42	72
Other investments	1,601	1,906
Loans	4,530	6,585
Loans - of which commercial and industrial	2,207	3,816
Loans - of which financial institutions	1,480	1,829
Other intangible assets (mortgage servicing rights), at fair value	158	138
Other assets	1,511	1,679
Other assets - of which loans held-for-sale	1,350	1,316
Total assets at fair value	16,642	23,390
Level 3 | Recurring basis | Private equity
Assets
Other investments	29	8
Level 3 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	22	0
Level 3 | Recurring basis | Hedge funds
Assets
Other investments	0	0
Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0	0
Level 3 | Recurring basis | Other equity investments
Assets
Other investments	271	310
Level 3 | Recurring basis | Other equity investments - of which private
Assets
Other investments	271	310
Level 3 | Recurring basis | Life finance instruments
Assets
Other investments	1,301	1,588
Level 3 | Recurring basis | Debt securities
Assets
Securities received as collateral	0	1
Trading assets	2,292	3,977
Investment securities	42	72
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	270	292
Investment securities	0	0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	0	1
Trading assets	1,412	1,674
Investment securities	0	0
Level 3 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	320	605
Investment securities	40	72
Level 3 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	16	65
Investment securities	2	0
Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	126	1,165
Level 3 | Recurring basis | Equity securities
Assets
Securities received as collateral	46	69
Trading assets	163	240
Investment securities	0	0
Level 3 | Recurring basis | Derivative instruments
Assets
Trading assets	3,289	4,305
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	801	748
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	188	355
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	833	914
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	634	688
Level 3 | Recurring basis | Other
Assets
Trading assets	3,010	4,243
Bank
Assets
Cash and Due from Banks	212	208
Interest-bearing deposits with banks	0	26
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77,498	87,331
Securities received as collateral	38,074	32,564
Trading assets	156,774	165,392
Investment securities	2,189	2,486
Other investments	3,497	4,088
Loans	15,307	19,528
Other intangible assets (mortgage servicing rights), at fair value	158	138
Other assets	9,018	9,420
Netting impact	(128,800)	(208,200)
Total assets at fair value, measured at net asset value per share	2,899	3,441
Bank | Recurring basis
Assets
Cash and Due from Banks	212	208
Interest-bearing deposits with banks		26
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77,498	87,331
Securities received as collateral	38,074	32,564
Trading assets	156,774	165,392
Trading assets, measured at net asset value per share	1,053	1,346
Investment securities	2,189	2,486
Other investments	3,497	4,088
Other investments, measured at net asset value per share	1,855	2,096
Loans	15,307	19,528
Loans - of which commercial and industrial	5,644	9,867
Loans - of which financial institutions	6,370	6,232
Other intangible assets (mortgage servicing rights), at fair value	158	138
Other assets	9,018	9,420
Other assets - of which loans held-for-sale	7,150	5,956
Netting impact	(128,771)	(208,238)
Total assets at fair value	302,727	321,181
Total assets at fair value, measured at net asset value per share	2,908	3,442
Bank | Recurring basis | Private equity
Assets
Other investments	372	574
Other investments, measured at net asset value per share	343	566
Bank | Recurring basis | Private equity - of which equity funds
Assets
Other investments	155	232
Other investments, measured at net asset value per share	133	232
Bank | Recurring basis | Hedge funds
Assets
Other investments	391	546
Other investments, measured at net asset value per share	391	546
Bank | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	239	292
Other investments, measured at net asset value per share	239	292
Bank | Recurring basis | Other equity investments
Assets
Other investments	1,426	1,380
Other investments, measured at net asset value per share	1,121	984
Bank | Recurring basis | Other equity investments - of which private
Assets
Other investments	1,419	1,373
Other investments, measured at net asset value per share	1,121	984
Bank | Recurring basis | Life finance instruments
Assets
Other investments	1,308	1,588
Bank | Recurring basis | Debt securities
Assets
Securities received as collateral	1,378	1,038
Trading assets	72,826	65,675
Investment securities	2,064	2,398
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	34,087	31,926
Investment securities	1,236	1,343
Bank | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	726	380
Trading assets	11,883	14,186
Investment securities	238	287
Bank | Recurring basis | Debt securities | RMBS
Assets
Trading assets	21,719	14,758
Investment securities	207	497
Bank | Recurring basis | Debt securities | CMBS
Assets
Trading assets	2,517	2,292
Investment securities	173	14
Bank | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	2,381	2,239
Bank | Recurring basis | Equity securities
Assets
Securities received as collateral	36,696	31,526
Trading assets	55,822	63,874
Trading assets, measured at net asset value per share	1,053	1,346
Investment securities	125	88
Bank | Recurring basis | Derivative instruments
Assets
Trading assets	19,900	27,013
Netting impact	(128,607)	(207,323)
Bank | Recurring basis | Other
Assets
Trading assets	8,226	8,830
Bank | Recurring basis | Other assets
Assets
Netting impact	(164)	(915)
Bank | Level 1 | Recurring basis
Assets
Cash and Due from Banks	0	0
Interest-bearing deposits with banks		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	36,697	31,325
Trading assets	87,452	95,890
Investment securities	250	297
Other investments	25	22
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights), at fair value	0	0
Other assets	101	260
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	124,525	127,794
Bank | Level 1 | Recurring basis | Private equity
Assets
Other investments	0	0
Bank | Level 1 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0	0
Bank | Level 1 | Recurring basis | Hedge funds
Assets
Other investments	0	0
Bank | Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0	0
Bank | Level 1 | Recurring basis | Other equity investments
Assets
Other investments	25	22
Bank | Level 1 | Recurring basis | Other equity investments - of which private
Assets
Other investments	18	15
Bank | Level 1 | Recurring basis | Life finance instruments
Assets
Other investments	0	0
Bank | Level 1 | Recurring basis | Debt securities
Assets
Securities received as collateral	576	619
Trading assets	29,827	29,498
Investment securities	244	294
Bank | Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	29,561	29,226
Investment securities	98	103
Bank | Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	0	1
Trading assets	179	180
Investment securities	0	0
Bank | Level 1 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	0	0
Investment securities	0	0
Bank | Level 1 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	0	0
Investment securities	0	0
Bank | Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	0	0
Bank | Level 1 | Recurring basis | Equity securities
Assets
Securities received as collateral	36,121	30,706
Trading assets	51,125	58,493
Investment securities	6	3
Bank | Level 1 | Recurring basis | Derivative instruments
Assets
Trading assets	3,577	5,631
Bank | Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	1,219	3,074
Bank | Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	19	18
Bank | Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	2,339	2,538
Bank | Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	0	0
Bank | Level 1 | Recurring basis | Other
Assets
Trading assets	2,923	2,268
Bank | Level 2 | Recurring basis
Assets
Cash and Due from Banks	212	208
Interest-bearing deposits with banks		25
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77,498	87,157
Securities received as collateral	1,331	1,169
Trading assets	188,122	262,714
Investment securities	1,897	2,117
Other investments	16	64
Loans	10,777	12,943
Loans - of which commercial and industrial	3,437	6,051
Loans - of which financial institutions	4,890	4,403
Other intangible assets (mortgage servicing rights), at fair value	0	0
Other assets	7,570	8,396
Other assets - of which loans held-for-sale	5,800	4,640
Total assets at fair value	287,423	374,793
Bank | Level 2 | Recurring basis | Private equity
Assets
Other investments	0	0
Bank | Level 2 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0	0
Bank | Level 2 | Recurring basis | Hedge funds
Assets
Other investments	0	0
Bank | Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0	0
Bank | Level 2 | Recurring basis | Other equity investments
Assets
Other investments	9	64
Bank | Level 2 | Recurring basis | Other equity investments - of which private
Assets
Other investments	9	64
Bank | Level 2 | Recurring basis | Life finance instruments
Assets
Other investments	7	0
Bank | Level 2 | Recurring basis | Debt securities
Assets
Securities received as collateral	802	418
Trading assets	40,707	32,200
Investment securities	1,778	2,032
Bank | Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	4,256	2,408
Investment securities	1,138	1,240
Bank | Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	726	378
Trading assets	10,292	12,332
Investment securities	238	287
Bank | Level 2 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	21,399	14,153
Investment securities	167	425
Bank | Level 2 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	2,501	2,227
Investment securities	171	14
Bank | Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	2,255	1,074
Bank | Level 2 | Recurring basis | Equity securities
Assets
Securities received as collateral	529	751
Trading assets	3,481	3,795
Investment securities	119	85
Bank | Level 2 | Recurring basis | Derivative instruments
Assets
Trading assets	141,641	224,400
Bank | Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	84,932	133,928
Bank | Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	30,302	61,459
Bank | Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	18,544	20,777
Bank | Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	7,107	7,388
Bank | Level 2 | Recurring basis | Other
Assets
Trading assets	2,293	2,319
Bank | Level 3 | Recurring basis
Assets
Cash and Due from Banks	0	0
Interest-bearing deposits with banks		1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	174
Securities received as collateral	46	70
Trading assets	8,754	12,765
Investment securities	42	72
Other investments	1,601	1,906
Loans	4,530	6,585
Loans - of which commercial and industrial	2,207	3,816
Loans - of which financial institutions	1,480	1,829
Other intangible assets (mortgage servicing rights), at fair value	158	138
Other assets	1,511	1,679
Other assets - of which loans held-for-sale	1,350	1,316
Total assets at fair value	16,642	23,390
Bank | Level 3 | Recurring basis | Private equity
Assets
Other investments	29	8
Bank | Level 3 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	22	0
Bank | Level 3 | Recurring basis | Hedge funds
Assets
Other investments	0	0
Bank | Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0	0
Bank | Level 3 | Recurring basis | Other equity investments
Assets
Other investments	271	310
Bank | Level 3 | Recurring basis | Other equity investments - of which private
Assets
Other investments	271	310
Bank | Level 3 | Recurring basis | Life finance instruments
Assets
Other investments	1,301	1,588
Bank | Level 3 | Recurring basis | Debt securities
Assets
Securities received as collateral	0	1
Trading assets	2,292	3,977
Investment securities	42	72
Bank | Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	270	292
Investment securities	0	0
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	0	1
Trading assets	1,412	1,674
Investment securities	0	0
Bank | Level 3 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	320	605
Investment securities	40	72
Bank | Level 3 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	16	65
Investment securities	2	0
Bank | Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	126	1,165
Bank | Level 3 | Recurring basis | Equity securities
Assets
Securities received as collateral	46	69
Trading assets	163	240
Investment securities	0	0
Bank | Level 3 | Recurring basis | Derivative instruments
Assets
Trading assets	3,289	4,305
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	801	748
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	188	355
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	833	914
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	634	688
Bank | Level 3 | Recurring basis | Other
Assets
Trading assets	SFr 3,010	SFr 4,243